LOANS, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Schedule of loans, financing and debentures by type

		Average annual interest rate - %	Current		Non-current		Total
Type	Interest rate		December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

In foreign currency
BNDES	UMBNDES	7.5%		11,207				11,207
Bonds	Fixed	5.0%	841,625	907,059	40,122,749	43,218,286	40,964,374	44,125,345
Export credits (“export prepayments”)	SOFR/Fixed	5.8%	2,690,891	156,156	14,487,252	16,779,064	17,178,143	16,935,220
Assets financing	SOFR	3.1%	61,924	26,755	220,199	113,217	282,123	139,972
IFC - International Finance Corporation	SOFR	5.5%	731		2,871,399		2,872,130
Others			7,903	5,980			7,903	5,980
			3,603,074	1,107,157	57,701,599	60,110,567	61,304,673	61,217,724
In local currency
BNDES	TJLP	8.4%	49,348	69,495	199,988	246,004	249,336	315,499
BNDES	TLP	13.2%	57,060	41,640	3,123,727	1,775,991	3,180,787	1,817,631
BNDES	Fixed	4.0%	4,020	18,666		4,011	4,020	22,677
BNDES	SELIC	12.7%	65,013	67,115	857,419	814,320	922,432	881,435
CRA (“Agribusiness Receivables Certificates”)	CDI/IPCA	11.6%		1,829,966				1,829,966
Assets financing	CDI	12.3%	17,037		71,235		88,272
NCE (“Export credit notes”)	CDI	12.1%	3,114	76,463	100,000	1,277,616	103,114	1,354,079
NCR (“Rural producer certificates”)	CDI	10.3%	101,739	13,144	1,998,270	274,127	2,100,009	287,271
Export credits (“export prepayments”)	Fixed	8.4%	791,306	77,694		1,315,813	791,306	1,393,507
Debentures	CDI/IPCA	11.7%	66,536	33,689	8,362,207	5,421,113	8,428,743	5,454,802
			1,155,173	2,227,872	14,712,846	11,128,995	15,868,019	13,356,867
			4,758,247	3,335,029	72,414,445	71,239,562	77,172,692	74,574,591

Interest on financing			1,232,810	1,238,623			1,232,810	1,238,623
Non-current funding			3,525,437	2,096,406	72,414,445	71,239,562	75,939,882	73,335,968
			4,758,247	3,335,029	72,414,445	71,239,562	77,172,692	74,574,591

Schedule of changes in loans, financing and debentures

	December 31, 2023	December 31, 2022

Opening balance	74,574,591	79,628,629
Fundraising, net of issuance costs	10,944,794	1,335,715
Interest accrued	4,797,094	4,007,737
Monetary and exchange rate variations, net	(4,185,675)	(3,949,020)
Payment of principal	(4,296,447)	(2,517,934)
Payment of interest	(4,728,998)	(4,019,072)
Amortization of fundraising costs	67,333	69,649
Others (fair value adjustments to business combinations)		18,887
Closing balance	77,172,692	74,574,591

Schedule of non-current portion of loans, financing and debentures by maturity

	2025	2026	2027	2028	2029	2030 onwards	Total

In foreign currency
Bonds	1,638,631	2,511,857	3,364,504	2,390,464	8,460,351	21,756,942	40,122,749
Export credits (“export prepayments”)	5,303,913	4,684,879	3,772,028		726,432		14,487,252
Assets financing	62,740	65,170	64,944	27,345			220,199
IFC - International Finance Corporation			188,273	887,572	1,291,013	504,541	2,871,399
	7,005,284	7,261,906	7,389,749	3,305,381	10,477,796	22,261,483	57,701,599
In local currency
BNDES – TJLP	99,525	85,538	7,117	3,604	3,604	600	199,988
BNDES – TLP	69,785	92,134	152,944	150,111	135,949	2,522,804	3,123,727
BNDES – Selic	231,793	230,625	30,406	30,405	30,406	303,784	857,419
Asset financing	17,302	17,644	17,997	18,292			71,235
NCE (“Export credit notes”)			25,000	25,000	25,000	25,000	100,000
NCR (“Rural producer certificates”)						1,998,270	1,998,270
Debentures	2,340,550	2,335,130		748,466		2,938,061	8,362,207
	2,758,955	2,761,071	233,464	975,878	194,959	7,788,519	14,712,846
	9,764,239	10,022,977	7,623,213	4,281,259	10,672,755	30,050,002	72,414,445

Schedule of loans and financing by currency

	December 31, 2023	December 31, 2022

Brazilian Reais	15,868,019	13,347,244
US Dollars	61,304,673	61,216,140
Currency basket		11,207
	77,172,692	74,574,591

Schedule of fundraising costs and premiums of securities